Series A | Series A
Series A

SMA Relationship Trust

Prospectus Supplement

SMA Relationship Trust

Series A

Prospectus Supplement

October 28, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series A series of shares (the "Fund") of SMA Relationship Trust dated April 30, 2014, as follows:

The following sentence is added to the end of the second paragraph under the heading "Principal strategies" and the sub-heading "Principal investments" on page 3 of the Prospectus, and to the end of the fifth paragraph under the heading "More information about the funds—Series A" and the sub-heading "Investment objective, strategies, securities selection and risks" and the caption "Principal investment strategies" on page 34 of the Prospectus:

The Fund may also take active positions on volatility to generate returns or to hedge the Fund's portfolio.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.